SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2013
SUBSEQUENT EVENTS [Text Block]	NOTE 11 – SUBSEQUENT EVENTS
(a)	On March 14, 2013 the Company issued an aggregate of $285,000 in convertible debentures having the same terms as the Debenture (Note 5) and having a term until March 14, 2014.

(b)	On April 4, 2013 the Company issued an aggregate of $200,000 in convertible debentures having the same terms as the Debenture (Note 5) and having a term until April 4, 2014.

(c)	Subsequent to February 28, 2013, the Company issued 41,666 shares for 41,666 warrants exercised at CAD$0.20 for gross proceeds of CAD$8,333.